Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		9 Months Ended
	Nov. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Total dividends paid on preferred shares		$ 9	$ 9	$ 27	$ 26
Stock Options With Associated Net Settlement Rights
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, shares (in shares)		1.5	2.0	1.5	2.0
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation		$ 6			$ 35
Instruments excluded from calculation, shares (in shares)		0.6			1.6
Variable dividends declared ( in CAD per share)				$ 0	$ 0
Preference shares
Disclosure of non-adjusting events after reporting period [line items]
Total dividends paid on preferred shares		$ 0	$ 9	$ 27	$ 26
Potential ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share)	$ 0.140
Potential ordinary share transactions | Preference shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared	$ 9